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              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

                         SUPPLEMENT DATED JUNE 14, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

     This supplement describes a change in format affecting your VIP Premier DCA variable annuity contract (the "Contract"). None of the substantive information in the Contract has been changed.

     Please replace Appendix A, the "Financial Highlights" provision of the Contract, on page A-1 of your prospectus, with the following:

                                                                      APPENDIX A

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."

     The table below sets forth certain information regarding the Subaccounts as of December 31, 2000.

                                                                  NUMBER OF                  NUMBER OF                  NUMBER OF
                                                                    UNITS                      UNITS                      UNITS
                                                    UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING
                                                      AS OF         AS OF        AS OF         AS OF        AS OF         AS OF
                    SUBACCOUNT                       12/31/00     12/31/00      12/31/99     12/31/99      12/31/98     12/31/98
                    ----------                      ----------   -----------   ----------   -----------   ----------   -----------
Market Street All Pro Broad Equity................   1,170.95     30,089.95     1,082.22     36,535.03     1,065.67     34,680.05
Market Street All Pro Large Cap Growth............     576.76     28,526.68       721.62     16,594.64       583.02      3,398.61
Market Street All Pro Large Cap Value.............     492.50     12,975.26       490.76     10,251.06       490.39      3,752.20
Market Street All Pro Small Cap Growth............     715.66     28,248.88       919.80     15,683.15       485.44      2,787.56
Market Street All Pro Small Cap Value.............     441.75     16,069.68       370.54      8,460.21       408.65      2,343.81
Market Street Equity 500 Index (formerly Fidelity
 Index 500).......................................   1,465.42     89,779.98     1,636.75     91,709.23       764.54     22,728.56
Market Street International.......................     934.58     20,759.97       975.06     22,407.12     1,377.32     61,689.14
Market Street Mid Cap Growth......................   1,384.12     16,804.68     1,014.50     12,579.61       887.21     12,301.49
Market Street Balanced............................     924.31     14,052.88       861.32     17,728.19       866.94     18,219.44
Market Street Bond................................     657.46     18,085.07       608.19     21,753.98       637.92     18,437.76
Market Street Money Market........................     647.63     90,706.06       618.73     77,880.41       598.06     62,328.14
MFS Emerging Growth Series........................     399.91      2,550.09
MFS Investors Trust (formerly MFS Growth With
 Income Series)...................................     492.33      1,614.71
MFS New Discovery Series..........................     463.53        542.85
MFS Research Series...............................     445.05        926.82
OCC Equity........................................   1,295.47     15,026.58     1,195.14     18,277.71     1,181.96     19,823.89
OCC Managed.......................................   1,252.24     32,559.61     1,157.06     42,989.61     1,117.54     53,641.58
PIMCO High Yield Bond Portfolio...................     492.40      1,241.32
PIMCO Total Return Bond Portfolio.................     550.17      1,264.78
Strong Mid Cap Growth Fund II.....................     416.75     17,120.70
Strong Opportunity Fund II........................     494.33      2,626.72
Van Eck Worldwide Bond............................     537.64      3,276.04       535.14      3,677.74       345.27        791.04
Van Eck Worldwide Emerging Markets................     336.57     20,032.46       587.10     11,368.57       297.26      1,094.81
Van Eck Worldwide Hard Assets.....................     452.62      2,549.36       411.96      1,882.22       388.75        430.59
Van Eck Worldwide Real Estate.....................     481.58      2,316.90       411.36      1,158.87       425.72        396.85
Variable Insurance Products Fund III Contrafund(R)
 Portfolio........................................     459.53      6,463.92
Variable Insurance Products Fund III Growth
 Portfolio........................................     428.78     11,860.92
Variable Insurance Products Fund III Growth
 Opportunities Portfolio..........................     422.73      1,695.87
Variable Insurance Products Fund III Overseas
 Portfolio........................................     402.52      3,049.93

                                                                  NUMBER OF                  NUMBER OF                  NUMBER OF
                                                                    UNITS                      UNITS                      UNITS
                                                    UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING
                                                      AS OF         AS OF        AS OF         AS OF        AS OF         AS OF
                    SUBACCOUNT                       12/31/97     12/31/97      12/31/96     12/31/96      12/31/95     12/31/95
                    ----------                      ----------   -----------   ----------   -----------   ----------   -----------
Market Street All Pro Broad Equity................     950.55     32,051.38      775.34      26,301.47      657.63      18,875.42
Market Street All Pro Large Cap Growth............
Market Street All Pro Large Cap Value.............
Market Street All Pro Small Cap Growth............
Market Street All Pro Small Cap Value.............
Market Street Equity 500 Index (formerly Fidelity
 Index 500).......................................     704.02     23,495.92      651.04      23,424.42      595.43      17,907.81
Market Street International.......................   1,088.42     48,054.18      831.78      27,336.06      686.84      10,498.25
Market Street Mid Cap Growth......................     833.15     11,389.39      697.07       9,335.43      584.65       6,154.75
Market Street Balanced............................     781.27     16,899.90      653.55      13,564.35      592.07       9,803.13
Market Street Bond................................     597.74     10,217.64      553.59       7,672.67      545.35       4,938.33
Market Street Money Market........................     575.95     45,925.41      554.47      45,000.79      534.58      30,689.17
MFS Emerging Growth Series........................
MFS Investors Trust (formerly MFS Growth With
 Income Series)...................................
MFS New Discovery Series..........................
MFS Research Series...............................
OCC Equity........................................   1,071.54     19,067.19      858.13      12,563.72      572.66      11,392.30
OCC Managed.......................................   1,057.94     54,119.40      877.27      43,626.63      545.82       6,615.25
PIMCO High Yield Bond Portfolio...................
PIMCO Total Return Bond Portfolio.................
Strong Mid Cap Growth Fund II.....................
Strong Opportunity Fund II........................
Van Eck Worldwide Bond............................
Van Eck Worldwide Emerging Markets................
Van Eck Worldwide Hard Assets.....................
Van Eck Worldwide Real Estate.....................
Variable Insurance Products Fund III Contrafund(R)
 Portfolio........................................
Variable Insurance Products Fund III Growth
 Portfolio........................................
Variable Insurance Products Fund III Growth
 Opportunities Portfolio..........................
Variable Insurance Products Fund III Overseas
 Portfolio........................................

                                                                  NUMBER OF                  NUMBER OF
                                                                    UNITS                      UNITS
                                                    UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING
                                                      AS OF         AS OF        AS OF         AS OF
                    SUBACCOUNT                       12/31/94     12/31/94      12/31/93     12/31/93
                    ----------                      ----------   -----------   ----------   -----------
Market Street All Pro Broad Equity................    511.45      12,476.41      506.46       3,168.61
Market Street All Pro Large Cap Growth............
Market Street All Pro Large Cap Value.............
Market Street All Pro Small Cap Growth............
Market Street All Pro Small Cap Value.............
Market Street Equity 500 Index (formerly Fidelity
 Index 500).......................................    528.22      15,548.80      534.25       2,539.74
Market Street International.......................    507.68       3,571.24      509.51         818.51
Market Street Mid Cap Growth......................    522.44       2,846.86      529.79         452.21
Market Street Balanced............................    482.84       8,582.76      498.70       2,536.72
Market Street Bond................................    459.55       3,487.30      493.74       1,656.64
Market Street Money Market........................    513.30      16,531.43      501.47       4,652.76
MFS Emerging Growth Series........................
MFS Investors Trust (formerly MFS Growth With
 Income Series)...................................
MFS New Discovery Series..........................
MFS Research Series...............................
OCC Equity........................................    515.26       2,813.10      503.29         313.68
OCC Managed.......................................
PIMCO High Yield Bond Portfolio...................
PIMCO Total Return Bond Portfolio.................
Strong Mid Cap Growth Fund II.....................
Strong Opportunity Fund II........................
Van Eck Worldwide Bond............................
Van Eck Worldwide Emerging Markets................
Van Eck Worldwide Hard Assets.....................
Van Eck Worldwide Real Estate.....................
Variable Insurance Products Fund III Contrafund(R)
 Portfolio........................................
Variable Insurance Products Fund III Growth
 Portfolio........................................
Variable Insurance Products Fund III Growth
 Opportunities Portfolio..........................
Variable Insurance Products Fund III Overseas
 Portfolio........................................

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